Note 2 - Allowance for Credit Losses: Schedule of Allowance for Loan Losses (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	September 30, 2020	December 31, 2019

Live Check Consumer Loans	$3,186,029	$4,689,601
Premier Consumer Loans	1,811,288	2,587,373
Other Consumer Loans	17,923,487	26,509,178
Real Estate Loans	1,354,827	1,259,471
Sales Finance Contracts	2,959,281	2,301,970
Total	$27,234,912	$37,347,593